CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Operating activities:
Net income	$ 983	$ 1,485
Adjustments to reconcile net income to net cash provided by operations:
Depreciation And Amortization	658	778
Net change in operating assets and liabilities	1,166	(337)
Deferred Income Taxes Net And Uncertain Tax Positions	(404)	(124)
Purchase of research and development in process	24	0
Impairment of long lived assets	147	57
Stock-based compensation	60	43
Other items	246	29
Net (Profit) loss from sale of long lived assets and investments	(46)	20
Net cash provided by operating activities	2,834	1,951
Investing activities:
Acquisitions of subsidiaries, net of cash acquired	(3,261)	(163)
Purchase of property, plant and equipment	(354)	(417)
Purchase of investments and other assets	(1,935)	(116)
Proceeds From Sales of Long Lived Assets And Investments	435	142
Other investing activities	(21)	(21)
Net cash used in investing activities	(5,136)	(575)
Financing activities:
Purchase of treasury shares	(439)	0
Net change in short-term debt	2,414	(274)
Dividends paid	(578)	(590)
Proceeds from exercise of options by employees	258	210
Proceeds From Long Term Loans And Other Long Term Liabilities	2,147	(2)
Repayment of long-term loans And Other Long Term Liabilities	(2,468)	(785)
Other financing activities	(154)	(12)
Net cash provided by (used in) financing activities	1,180	(1,453)
Translation adjustment on cash and cash equivalents	(36)	(12)
Net change in cash and cash equivalents	(1,158)	(89)
Balance of cash and cash equivalents at beginning of period	2,226	1,038
Balance of cash and cash equivalents at end of period	$ 1,068	$ 949